Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets
9.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2010	2011

Interest receivables	$2,061	$1,619
Receivable from disposal of Dongguan Super TV (Note 4)	—	1,046
Deposits	597	654
VAT refund receivables	1,017	920
Prepayments to suppliers	91	979
Fair value of the Forward Contracts (Note 15)	—	404
Deposit for investment in Cyber Cloud (Note 26(c))	6,818	—
Prepaid income tax	1,347	—
Other prepaid expenses	132	1,146

	$12,063	$6,768